OTHER EXPENSES - Other operating expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OTHER EXPENSES
Amortization of intangible assets	$ 3,644	$ 4,592
Depreciation of property and equipment	802	2,687
Bad debt expense	7,418	11,940
Share-based compensation	610	692
Other operating expenses	$ 12,474	$ 19,911